UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Limited partners	Redemption- exchange units	Special limited partner units	Capital Limited partners	Retained earnings Limited partners	Ownership changes Limited partners	Accumulated other comprehensive income (loss) Limited partners [1]	BBUC exchangeable shares	Preferred securities	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2023		$ 18,532	$ 1,909	$ 1,792	$ 0	$ 2,109	$ 549	$ (619)	$ (130)	$ 1,875	$ 740	$ 12,216
Net income (loss)		268	10	9			10			9	26	214
Other comprehensive income (loss)		(385)	(41)	(39)					(41)	(41)		(264)
Comprehensive income (loss)		(117)	(31)	(30)			10		(41)	(32)	26	(50)
Contributions		124										124
Distributions and capital paid	[2]	(335)	(10)	(8)			(10)			(9)	(26)	(282)
Ownership changes and other		0		(2)								2
Ending balance at Jun. 30, 2024		18,204	1,868	1,752	0	2,109	549	(619)	(171)	1,834	740	12,010
Beginning balance at Dec. 31, 2024		17,308	1,752	1,644	0	2,109	491	(624)	(224)	1,721	740	11,451
Net income (loss)		391	41	29			41			36	26	259
Other comprehensive income (loss)		838	172	105					172	139		422
Comprehensive income (loss)		1,229	213	134			41		172	175	26	681
Contributions		136										136
Distributions and capital paid	[2]	(3,645)	(11)	(7)			(11)			(9)	(26)	(3,592)
Ownership changes and other	[2]	(168)	417	(441)			(12)	429		(5)		(139)
Unit repurchases	[2]	(157)	(80)			(80)				(77)
Acquisition of interest	[3]	618										618
Ending balance at Jun. 30, 2025		$ 15,321	$ 2,291	$ 1,330	$ 0	$ 2,029	$ 509	$ (195)	$ (52)	$ 1,805	$ 740	$ 9,155

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions, unit repurchases, and ownership changes and other.
[3]	See Note 3 for additional information.